Annual Fund Operating Expenses - AMG Managers Montag & Caldwell Growth Fund	Feb. 01, 2021
CLASS N SHARES
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.17%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.16%
CLASS I SHARES
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.99%